Offsets	Dec. 12, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Hercules Capital, Inc.
Form or Filing Type	N-2
File Number	333-261732
Initial Filing Date	Dec. 17, 2021
Fee Offset Claimed	$ 7,965.71
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, $0.001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 72,284,157.57
Offset Note
(1)
Pursuant to the Registration Statement on Form
N-2
(File
No. 333-261732),
wh
ich
was filed on December 17, 2021 (the “Prior Registration Statement”), on May 5, 2023 the registrant filed a prospectus supplement (the “May 2023 Prospectus Supplement”) registering the issue and sale of 25,000,000 shares of common stock, pursuant to certain equity distribution agreements, calculated in accordance with Rule 457(c), based on the average of the $13.30 (high) and $12.64 (low) sale price of the Registrant’s Common Shares as reported on the New York Stock Exchange on May 2, 2023, which date is within five business days prior to filing the May 2023 Prospectus Supplement. The Registrant sold $251,965,842.43 of such securities under the Prior Registration Statement and the May 2023 Prospectus Supplement, leaving a balance of $72,284,157.57 of unsold securities, in respect of which the Registrant paid a filing fee of $7,965.71 (based on the filing fee rate in effect at the time of the filing of the May 2023 Prospectus Supplement) in connection with the filing of the May 2024 Prospectus Supplement. The Registrant has terminated any offering that included the unsold securities under the Prior Registration Statement. The Registrant is applying the entirety of that $7,965.71 filing fee to this filing.

Termination / Withdrawal Statement	The Registrant has terminated any offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Hercules Capital, Inc.
Form or Filing Type	N-2
File Number	333-261732
Filing Date	May 05, 2023
Fee Paid with Fee Offset Source	$ 7,965.71
Offset Note
(1)
Pursuant to the Registration Statement on Form
N-2
(File
No. 333-261732),
wh
ich
was filed on December 17, 2021 (the “Prior Registration Statement”), on May 5, 2023 the registrant filed a prospectus supplement (the “May 2023 Prospectus Supplement”) registering the issue and sale of 25,000,000 shares of common stock, pursuant to certain equity distribution agreements, calculated in accordance with Rule 457(c), based on the average of the $13.30 (high) and $12.64 (low) sale price of the Registrant’s Common Shares as reported on the New York Stock Exchange on May 2, 2023, which date is within five business days prior to filing the May 2023 Prospectus Supplement. The Registrant sold $251,965,842.43 of such securities under the Prior Registration Statement and the May 2023 Prospectus Supplement, leaving a balance of $72,284,157.57 of unsold securities, in respect of which the Registrant paid a filing fee of $7,965.71 (based on the filing fee rate in effect at the time of the filing of the May 2023 Prospectus Supplement) in connection with the filing of the May 2024 Prospectus Supplement. The Registrant has terminated any offering that included the unsold securities under the Prior Registration Statement. The Registrant is applying the entirety of that $7,965.71 filing fee to this filing.